SEI INSTITUTIONAL INVESTMENTS TRUST

International Equity Fund
World Equity Ex-US Fund

Supplement Dated May 24, 2010
to the Class A Shares Prospectus Dated September 30, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity and World Equity Ex-US Funds.

Change in Sub-Adviser for the International Equity Fund

In the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Wellington Management Company, LLP is hereby deleted.

There are no other changes in the portfolio management of the International Equity Fund.

Change in Sub-Adviser for the World Equity Ex-US Fund

In the sub-section entitled "World Equity Ex-US Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Wellington Management Company, LLP is hereby deleted.

There are no other changes in the portfolio management of the World Equity Ex-US Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-655 (5/10)

SEI INSTITUTIONAL INVESTMENTS TRUST

International Equity Fund
World Equity Ex-US Fund

Supplement Dated May 24, 2010
to the Statement of Additional Information ("SAI") Dated September 30, 2009

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity and World Equity Ex-US Funds.

Changes in Sub-Advisers for the International Equity and World Equity Ex-US Funds

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Wellington Management Company, LLP's management of the International Equity and World Equity Ex-US Funds are hereby deleted.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Wellington Management Company, LLP's management of the International Equity and World Equity Ex-US Funds are hereby deleted.

There are no other changes in the portfolio management of the International Equity and World Equity Ex-US Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-656 (5/10)